Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 83,227	$ 138,283
Prepaid expenses	6,670	15,848
Due from related party	31,849	31,849
Other receivable, net of reserve for credit losses of $505,000	0	0
Marketable securities held in Trust Account	16,053,202	51,976,918
Total current assets	16,174,948	52,162,898
Total Assets	16,174,948	52,162,898
Current liabilities:
Accounts payable	330,180	132,349
Accrued expenses	968,615	471,830
Promissory note – related party	2,750,000	1,230,000
Accrued interest – related party	129,630	28,288
Deferred underwriting commissions	6,641,250	6,641,250
Total current liabilities	10,819,675	8,503,717
Total Liabilities	10,819,675	8,503,717
Commitments and Contingencies (Note 7)
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 1,372,687 and 4,772,187 and shares subject to redemption as of December 31, 2024 and 2023, respectively	16,053,202	51,976,918
Shareholders' Deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(10,698,403)	(8,318,211)
Total Shareholders' Deficit	(10,697,929)	(8,317,737)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	16,174,948	52,162,898
Common Class A [Member]
Shareholders' Deficit:
Ordinary shares	474	474
Common Class B [Member]
Shareholders' Deficit:
Ordinary shares	$ 0	$ 0